Related-party balances and transactions (Details 1) (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Balances and transactions with related parties
Receivables			R$ 124,723
Payables		R$ 30,797	39,101
Immediate parent - UOL- cash management
Balances and transactions with related parties
Receivables	[1]		124,721
Immediate parent - UOL - sales of services
Balances and transactions with related parties
Payables	[2]	9,822	32,286
Immediate parent - UOL- shared service costs
Balances and transactions with related parties
Payables		10,234
Affiliated companies - UOL Diveo- cash management
Balances and transactions with related parties
Receivables	[1]		2
Affiliated companies - UOL Diveo - sales of services
Balances and transactions with related parties
Payables	[2]	3,290	621
Affiliated companies - UOL Diveo - shared service costs
Balances and transactions with related parties
Payables		126
Affiliated companies - Concurso Virtual S.A.
Balances and transactions with related parties
Payables			1,522
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Payables		4,336	745
Affiliated companies - Livraria da Folha Ltda.
Balances and transactions with related parties
Payables		32	1,078
Affiliated companies - Empresa Folha da Manha S/A
Balances and transactions with related parties
Payables		2,073	2,320
Affiliated companies - Others
Balances and transactions with related parties
Payables		R$ 884	R$ 529

[1]	The receivables transactions with related parties arising from cash management. The remaining balance was fully paid in April 2018.
[2]	Sales of services refers mainly to the purchase of (i) advertising services from UOL and (ii) services related to technical support in hosting from UOL Diveo Tecnologia Ltda. ("UOL Diveo").